Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Cash and cash equivalents
18 Cash and cash equivalents

	2023	2022	2021

Cash at bank and in hand	1,614	1,827	3,638

Short-term deposits	340	345	1,576

Money market investments	2,120	1,230	1,675

On December 31	4,074	3,402	6,889

Cash collateral related to securities lending, repurchase agreements and margins on derivatives transactions	3,416	5,072	5,776

Income from security lending programs	7	7	3

Weighted effective interest rate on short-term deposits	3.90%	1.70%	(0.72%	)

Average maturity on short-term deposits (in days)	11	17	16
The carrying amounts disclosed reasonably approximate the fair values at year-end.
For cash collateral received related to securities lending, repurchase agreements and margins on derivatives transactions, a corresponding liability to repay the cash is recognized in other liabilities (see note 35 Other liabilities). Also, see note 40 Transfer of financial assets for details on collateral received and paid. Investment of cash collateral received is restricted through limitations on credit worthiness, duration, approved investment categories and borrower limits. Short-term collateral relates to cash collateral received included in cash and cash equivalents and the remainder is included in other asset classes as that collateral is typically reinvested. Aegon earns a share of the spread between the collateral earnings and the rebate paid to the borrower of the securities which is reflected in Income from securities lending programs.
Cash and cash equivalent balances that are not available for use by the group is EUR 98 million (2022: EUR 93 million).

	Note	2023	2022	2021

Cash and cash equivalents		4,074	3,402	6,889

Cash classified as Assets held for sale		-	5,085	-

Net cash and cash equivalents		4,074	8,486	6,889

Summary cash flow statement	2023	2022	2021

Net cash flows from operating activities	864	2,672	(1,796)

Net cash flows from investing activities	(1,996)	733	(54)

Net cash flows from financing activities	(3,241)	(1,834)	300

Net increase / (decrease) in cash and cash equivalents	(4,373)	1,570	(1,550)

Net cash and cash equivalents on December 31, are impacted by:

Positive (negative) effects of changes in exchange rates	(38)	55	67
Analysis of cash flows
2023 compared to 2022
Net cash flows from operating activities
Total net cash flow from operating activities decreased by EUR 1,808 million to a EUR 864 million inflow (2022: EUR 2,672 million inflow). Mainly due to:

∎	Changes in results from financial transactions (see note 9 Insurance net investment result and note 10 Other net investment result), partly offset by changes in financial results from insurance and investment contracts (see note 29 on
(re-)
insurance contracts and investment contracts with DPF and note 30 Investment contracts without DPF), and

∎	The net disposal of investments (see note 19 Investments).
Net cash flows from investing activities
Net cash flows from investing activities decreased by EUR 2,729 million to a EUR 1,996 million outflow (2022: EUR 733 million inflow). This is mainly driven by net cash outflows related to the disposal of Aegon the Netherlands (see note 42 Companies and businesses acquired and divested and note 45 Held for sale and discontinued operations).
Net cash flows from financing activities
Net cash flow from financing activities decreased by EUR 1,407 million to a EUR 3,241 million outflow (2022: EUR 1,834 million outflow). The decrease is mainly driven by proceeds of borrowings (see note 31 Borrowings).
2022 compared to 2021
Based on IFRS the 2022 comparative information is restated for IFRS 9 and IFRS 17. In line with IFRS, the 2021 comparative information is not restated for IFRS 9 and IFRS 17 and therefore the analysis presented below is based on IFRS 4 and IAS 39 classifications.
Net cash flows from operating activities
Total net cash flow from operating activities increased by EUR 4,918 million to a EUR 2,672 million inflow (2021: EUR 1,796 million outflow). The main movements are the decreased cash outflows regarding purchase of investments and the increased cash inflows from disposal of investments, partially offset by outflow from insurance and investment liabilities and by the increased outflow from results from financial transactions.
Net cash flows from investing activities
Net cash flows from investing activities increased by EUR 787 million to a EUR 733 million inflow (2021: EUR 54 million outflow). The main movements are the decreased cash outflows regarding acquisition/capital contribution joint ventures and associates, partially offset by decreased inflow from disposal joint ventures and associates.
Net cash flows from financing activities
Net cash flow from financing activities decreased by EUR 2,134 million to a EUR 1,834 million outflow (2021: EUR 300 million inflow). The increase is a result of lower repayments of borrowings and higher proceeds, partially offset by higher purchases of treasury shares.
Reconciliation of liabilities arising from financing activities
The table below shows the reconciliation between the net cash flows from financing activities and the liabilities as included in the consolidated statement of financial position.

	Cash flows			Non-cash changes

Reconciliation of debt from financing activities	January 1, 2023	Addition	Repayment	Disposal of a business	Realized gains / losses in income statement	Move- ments related to fair value hedges	Amortiza- tion	Transfers to disposal groups	Net exchange difference	December 31, 2023

Subordinated borrowings	2,295	-	-	-	-	-	3	-	(54)	2,244

Trust pass-through securities	118	-	-	-	-	(3)	(1)	-	(4)	111

Borrowings	4,051	1,604	(3,239)	(8)	-	-	2	-	(54)	2,356

Assets held to hedge Trust pass-through securities	(11)	-	-	-	(3)	-	-	-	-	(14)

	Cash flows			Non-cash changes

Reconciliation of debt from financing activities	January 1, 2022	Addition	Repayment	Disposal of a business	Realized gains / losses in income statement	Move- ments related to fair value hedges	Amortiza- tion	Transfers to disposal groups	Net exchange difference	December 31, 2022

Subordinated borrowings	2,194	-	-	-	-	-	3	-	98	2,295

Trust pass-through securities	126	-	-	-	-	(15)	(1)	-	8	118

Borrowings	9,661	3,569	(4,086)	-	-	-	1	(5,227)	133	4,051

Assets held to hedge Trust pass-through securities	3	-	-	-	(15)	-	-	-	-	(11)